Notes Receivable	12 Months Ended
Sep. 30, 2022
Notes Receivable [Abstract]
NOTES RECEIVABLE

NOTE 4 – NOTES RECEIVABLE

Notes receivable consisted of irrevocable letters of credit of $0 and $101,361 received from the Company’s customers as of September 30, 2022 and 2021, respectively. The letters of credit are provided by the Company’s international customers to pay their payable balances to the Company; and these notes were guaranteed by the banks.